LEASES - Schedule Of Future Minimum Payments (Details) ¥ in Millions	Sep. 30, 2022 CNY (¥)
Total Operating Leases
2022	¥ 4,099
2023	4,146
2024	3,924
2025	3,724
Total minimum lease payments	44,060
Less: amount representing interest	13,112
Present value of minimum lease payments	30,948
Total Finance Leases
2022	162
2023	167
2024	166
2025	168
Total minimum lease payments	4,845
Less: amount representing interest	1,943
Present value of minimum lease payments	¥ 2,902